MORGAN STANLEY DEAN WITTER UTILITIES FUND                Two World Trade Center,
LETTER TO THE SHAREHOLDERS June 30, 1999                New York, New York 10048


DEAR SHAREHOLDER:

During the first six months of 1999, the broad equity market produced robust gains amid a backdrop of strong economic growth and low inflation. Utilities stocks also advanced in this environment as investors were attracted to both the energy and telecommunications sectors of the market.

UTILITIES SECTOR OVERVIEW

During the first half of 1999, the electric utility industry continued to navigate toward a competitive landscape with many states passing fair and balanced restructuring bills. In addition, the electric utility sector remained focused on share repurchases and consolidation, with many companies continuing to implement growth initiatives designed to provide good earnings visibility for shareholders. The telecommunications sector also benefited during the six-month period as investors were attracted to the powerful demand trends occurring across the entire global telecommunications spectrum. Moreover, telecommunication companies produced strong earnings buoyed by solid core growth, surging data and wireless usage worldwide and robust demand for convenience features such as Caller ID and Call Waiting. The natural gas sector performed nicely during the first half of 1999 as pricing of the commodity strengthened due to a positive supply-and-demand backdrop. The natural gas sector further benefited from persistent merger and acquisition activity and favorable growth fundamentals within its diversified business segments.

PERFORMANCE

For the six-month period ended June 30, 1999, Morgan Stanley Dean Witter Utilities Fund's Class B shares provided a total return of 4.93 percent, compared to 6.78 percent for the Lipper Utilities Funds Index and 12.38 percent for the broad-based Standard & Poor's 500 Composite Stock Price Index (S&P 500). For the same period, the Fund's Class A, C and

MORGAN STANLEY DEAN WITTER UTILITIES FUND
LETTER TO THE SHAREHOLDERS June 30, 1999, continued


D shares returned 5.38 percent, 4.92 percent and 5.41 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses.

A flourishing economy in conjunction with strong industrial earnings set the stage for the broad market's outperformance of the Fund. The Fund lagged its peer group during the six-month period due primarily to its above-average weighting of electric utilities and fixed-income securities. The Fund did, however, outperform the broad market during the second quarter with its Class B shares providing a total return of 9.20 percent compared to 7.05 percent for the S&P 500.

PORTFOLIO STRATEGY

Widespread diversification remains a key characteristic and strength of the Fund. On June 30, 1999, 88.7 percent of the Fund's net assets were allocated to utility and utility-related equities, 8.5 percent to high-quality fixed-income securities and 2.8 percent to cash and cash equivalents. Within the equity component, 45 percent were telecommunications, with electric utilities and energy accounting for the balance. Enhancing overall Fund diversification were selective foreign securities accounting for 11 percent of net assets primarily focused on the growth area of global telecommunications. The fixed-income portion of the Fund remains well diversified with a weighted average credit rating of Baa1 and BBB+ as measured by Moody's Investor Service Inc. and Standard & Poor's Corporation, respectively.

Among the Fund's largest equity holdings on June 30, 1999, were MCI WorldCom, SBC Communications, Ameritech, Bell Atlantic and BellSouth (telecommunications), Duke Energy, NiSource Inc. and New Century Energies (electric utilities) and The Williams Companies, Enron Corporation and Coastal Corp. (energy). Included among the Fund's major foreign holdings were BCE Inc. and Telefonica de Espana S.A. The Fund initiated positions in several international telecommunications companies during the period, including Korea Telecom, Nokia of Finland, China Telecom, Colt Telecom of the U.K. and Matav Telecom of Hungary. Other new portfolio holdings included RCN Corp., USEC Corp., Calpine Corp. and VoiceStream Wireless.

LOOKING AHEAD

During the second half of 1999, the Fund anticipates maintaining a prudent balance among electric utilities, telecommunications and energy. Currently, the Fund expects to increase its international telecommunications holdings modestly while expanding its allocation to the natural gas sector. We believe that the Fund is well positioned to meet its long-term investment objectives.

On May 1, 1999, Mitchell M. Merin was named President of the Morgan Stanley Dean Witter Funds. Mr. Merin is the President and Chief Operating Officer of Asset Management for Morgan Stanley Dean

MORGAN STANLEY DEAN WITTER UTILITIES FUND
LETTER TO THE SHAREHOLDERS June 30, 1999, continued


Witter & Co. and President, Chief Executive Officer and Director of Morgan Stanley Dean Witter Advisors Inc., the Fund's investment manager. He also serves as Chairman, Chief Executive Officer and Director of the Fund's distributor and transfer agent.

We appreciate your ongoing support of Morgan Stanley Dean Witter Utilities Fund and look forward to continuing to serve your investment needs.


Very truly yours,

/s/ Charles A. Fiumefreddo                  /s/ Mitchell M. Merin

CHARLES A. FIUMEFREDDO                      MITCHELL M. MERIN

Chairman of the Board                       President

                                    *  *  *

On August 4, 1999, the Fund's shareholders approved the following changes to the Fund's investment objective and investment restrictions:

Change in Investment Objective. The Fund's shareholders approved changing the Fund's investment objective to: "seek both capital appreciation and current income." Prior to this change, the Fund's objective was "to provide current income and long-term growth of income and capital." Adoption of this change eliminates long-term growth of income as an objective of the Fund.

Change in Investment Restriction. Shareholders approved eliminating the word "public" from the Fund's investment restriction on concentrating investments. This change has the effect of permitting the Fund to concentrate investments in the entire utilities industry, as opposed to the more limited public utilities industry.

MORGAN STANLEY DEAN WITTER UTILITIES FUND
FUND PERFORMANCE June 30, 1999


                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                       CLASS A SHARES*
-------------------------------------------------------------
PERIOD ENDED 6/30/99
---------------------------
1 Year                            18.29%(1)        12.08%(2)
Since Inception (7/28/97)         24.71%(1)        21.25%(2)


                      CLASS C SHARES++
-------------------------------------------------------------
PERIOD ENDED 6/30/99
---------------------------
1 Year                            17.26%(1)        16.26%(2)
Since Inception (7/28/97)         23.71%(1)        23.71%(2)



    CLASS B SHARES+
-------------------------------------------------------------
PERIOD ENDED 6/30/99
---------------------------
1 Year                            17.31%(1)        12.31%(2)
5 Years                           16.93%(1)        16.72%(2)
10 Years                          12.18%(1)        12.18%(2)


              CLASS D SHARES++
---------------------------------------------
PERIOD ENDED 6/30/99
---------------------------
1 Year                            18.46%(1)
Since Inception (7/28/97)         24.95%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.

---------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

*    The maximum front-end sales charge for Class A shares is 5.25%.

+ The maximum CDSC for Class B is 5.0%. The CDSC declines to 0% after six years.

++ The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.

++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER UTILITIES FUND
PORTFOLIO OF INVESTMENTS June 30, 1999 (unaudited)

  NUMBER OF
   SHARES                                                           VALUE
----------------------------------------------------------------------------
               COMMON STOCKS (88.7%)
               Electric Utilities (36.6%)
   165,000     AES Corp.* .................................   $    9,590,625
   930,000     Allegheny Energy, Inc. .....................       29,818,125
   825,000     Ameren Corp. ...............................       31,659,375
   560,000     American Electric Power Co., Inc. ..........       21,035,000
   560,000     Avista Corp. ...............................        9,100,000
   540,000     BEC Energy .................................       22,275,000
    50,000     Calpine Corp.* .............................        2,700,000
   270,000     Carolina Power & Light Co. .................       11,559,375
   520,000     Central & South West Corp. .................       12,155,000
 1,004,470     CINergy Corp. ..............................       32,143,040
   619,000     CMS Energy Corp. ...........................       25,920,625
   700,000     Consolidated Edison, Inc. ..................       31,675,000
   785,000     Constellation Energy Group, Inc. ...........       23,255,625
   785,000     Dominion Resources, Inc. ...................       34,000,312
 1,380,750     DPL, Inc. ..................................       25,371,281
   539,000     DQE, Inc. ..................................       21,627,375
   690,000     DTE Energy Co. .............................       27,600,000
   758,862     Duke Energy Corp. ..........................       41,263,121
 1,014,500     Edison International .......................       27,137,875
 1,005,000     Endesa S.A. (ADR) (Spain) ..................       21,356,250
 1,000,000     Energy East Corp. ..........................       26,000,000
   445,000     Entergy Corp. ..............................       13,906,250
   565,000     FirstEnergy Corp. ..........................       17,515,000
   605,000     Florida Progress Corp. .....................       24,994,062
   512,000     FPL Group, Inc. ............................       27,968,000
   903,000     GPU, Inc. ..................................       38,095,312
   610,000     Illinova Corp. .............................       16,622,500
   660,000     Kansas City Power & Light Co. ..............       16,830,000
   200,000     Montana Power Co. ..........................       14,100,000
   926,000     New Century Energies, Inc. .................       35,940,375
   705,000     New England Electric System ................       35,338,125
 1,410,000     NiSource Inc. ..............................       36,395,625
   770,000     Northern States Power Co. ..................       18,624,375
   585,500     PacifiCorp .................................       10,758,562
   385,000     Peco Energy Co. ............................       16,121,875
   165,000     PG & E Corp. ...............................        5,362,500
   783,000     Pinnacle West Capital Corp. ................       31,515,750
   435,000     Potomac Electric Power Co. .................       12,805,312

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND
PORTFOLIO OF INVESTMENTS June 30, 1999 (unaudited) continued

  NUMBER OF
   SHARES                                                                      VALUE
--------------------------------------------------------------------------------------
   370,000     PP&L Resources, Inc. .................................... $  11,377,500
   590,000     Public Service Enterprise Group, Inc. ...................    24,116,250
 1,215,000     Reliant Energy, Inc. ....................................    33,564,375
   340,000     Rochester Gas & Electric Corp. ..........................     9,031,250
   810,000     SCANA Corp. .............................................    18,933,750
 1,095,000     Southern Co. ............................................    29,017,500
   481,000     TECO Energy, Inc. .......................................    10,942,750
   801,000     Texas Utilities Co. .....................................    33,041,250
   100,000     USEC Inc. ...............................................     1,487,500
                                                                         -------------
                                                                         1,031,648,752
                                                                         -------------
               Energy (12.2%)
   650,000     AGL Resources, Inc. .....................................    11,984,375
   330,000     Burlington Resources, Inc. ..............................    14,272,500
   760,000     Coastal Corp. ...........................................    30,400,000
   175,000     Columbia Energy Group ...................................    10,970,312
   305,000     Consolidated Natural Gas Co. ............................    18,528,750
 1,040,670     El Paso Energy Corp. ....................................    36,618,576
   907,137     Enron Corp. .............................................    74,158,450
   105,000     Exxon Corp. .............................................     8,098,125
   435,200     KeySpan Corp. ...........................................    11,478,400
   240,000     New Jersey Resources Corp. ..............................     8,985,000
   879,511     Sempra Energy ...........................................    19,898,936
   716,000     Utilicorp United, Inc. ..................................    17,407,750
   285,000     Washington Gas Light Co. ................................     7,410,000
 1,691,000     Williams Companies, Inc. ................................    71,973,188
                                                                         -------------
                                                                           342,184,362
                                                                         -------------
               Telecommunications (39.9%)
    80,000     Alcatel (ADR) (France) ..................................     2,270,000
   824,900     ALLTEL Corp. ............................................    58,980,350
 1,000,000     Ameritech Corp. .........................................    73,500,000
   682,990     AT&T Corp. ..............................................    38,119,379
   919,000     BCE, Inc. (Canada) ......................................    45,318,188
   902,000     Bell Atlantic Corp. .....................................    58,968,250
 1,451,000     BellSouth Corp. .........................................    68,015,625
   115,000     British Telecommunications PLC (ADR) (United Kingdom) ...    19,693,750
   200,000     Cable & Wireless PLC (ADR) (United Kingdom) .............     7,925,000
 1,076,250     CenturyTel Inc. .........................................    42,780,938
    30,000     China Telecom (Hong Kong) Ltd. (ADR)* ...................     1,710,000
    25,000     COLT Telecom Group PLC (ADR) (United Kingdom)* ..........     2,135,938

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND
PORTFOLIO OF INVESTMENTS June 30, 1999 (unaudited) continued

  NUMBER OF
   SHARES                                                                            VALUE
----------------------------------------------------------------------------------------------
   480,000     Ericsson (L.M.) Telefonaktiebolaqet (ADR) (Sweden) ............   $  15,780,000
   152,500     France Telecom S.A. (ADR) (France) ............................      11,742,500
   625,000     Frontier Corp. ................................................      36,875,000
   196,493     Global Crossing Ltd. (Bermuda)* ...............................       8,363,233
   210,000     Global Telesystems Group, Inc. ................................      16,996,875
   688,000     GTE Corp. .....................................................      52,116,000
   600,000     Hong Kong Telecommunications, Ltd. (ADR) (Hong Kong) ..........      16,162,500
    75,000     Korea Telecom Corp. (South Korea) (ADR)* ......................       3,000,000
   497,620     Lucent Technologies Inc. ......................................      33,558,249
    40,000     Magyar Tavkozlesi RT (MATAV) (ADR) (Hungary) ..................       1,100,000
   879,169     MCI WorldCom, Inc.* ...........................................      75,608,534
   145,000     McLeodUSA, Inc. (Class A) .....................................       7,956,875
   400,000     MediaOne Group, Inc. ..........................................      29,750,000
    30,000     Nokia Corp. (ADR) (Finland) ...................................       2,746,875
   627,802     Qwest Communications International, Inc. ......................      20,756,704
    25,000     RCN Corp.* ....................................................       1,040,625
 1,214,612     SBC Communications, Inc. ......................................      70,447,496
 1,086,000     Sprint Corp. (FON Group) ......................................      57,354,375
   306,500     Sprint Corp. (PCS Group)* .....................................      17,508,813
   455,000     Telecommunications Corp. New Zealand, Ltd. (ADR)
               (New Zealand) .................................................      15,896,563
   250,000     Telefonica de Argentina S.A. (ADR) (Argentina) ................       7,843,750
   270,504     Telefonica de Espana S.A. (ADR) (Spain) .......................      39,797,901
   305,000     Telefonos de Mexico S.A. (Series L) (ADR) (Mexico) ............      24,647,813
   124,750     Telstra Corp. Ltd. (ADR) (Australia)* .........................      14,283,875
   645,241     U.S. West, Inc. ...............................................      37,907,909
   380,000     Vodafone Group PLC (ADR) (United Kingdom) .....................      74,860,000
    70,000     VoiceStream Wireless Corp. ....................................       1,990,625
   149,600     Winstar Communications, Inc.* .................................       7,293,000
                                                                                 -------------
                                                                                 1,122,803,508
                                                                                 -------------
               TOTAL COMMON STOCKS
               (Identified Cost $1,251,732,192)...............................   2,496,636,622
                                                                                 -------------
 PRINCIPAL
 AMOUNT IN                                            COUPON        MATURITY
 THOUSANDS                                             RATE           DATE
 ---------                                             ----           ----
               CORPORATE BONDS (8.2%)
               Electric Utilities (4.5%)
 $   1,499     AEP Generating Co. ..................   9.81%         12/07/22        1,805,332
     5,000     Arizona Public Service Co. ..........   7.25          08/01/23        4,761,100

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND
PORTFOLIO OF INVESTMENTS June 30, 1999 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                       COUPON      MATURITY
 THOUSANDS                                                        RATE         DATE             VALUE
-------------------------------------------------------------------------------------------------------
  $ 5,000     Calenergy Inc. ...............................    8.48%       09/15/28     $    5,335,100
    1,250     CE Generation LLC -- 144A** ..................    7.416       12/15/18          1,184,125
    6,000     Chugach Electric Co. .........................    9.14        03/15/22          6,783,000
    5,000     Cincinnati Gas & Electric Co. ................    7.20        10/01/23          4,732,800
    5,000     Commonwealth Edison Co. ......................    8.375       02/15/23          5,149,450
    5,000     Consumers Energy Co. .........................    7.375       09/15/23          4,698,500
    5,757     DQU II Funding Corp. .........................    8.70        06/01/16          6,011,056
    5,000     Gulf States Utilities Co. ....................    8.94        01/01/22          5,198,050
    7,000     Indiantown Cogeneration LP ...................    9.26        12/15/10          7,687,890
    5,100     Long Island Lighting Co. .....................    8.20        03/15/23          5,296,554
    5,250     National Rural Utilities Cooperative
              Finance Corp. ................................    9.00        09/01/21          5,665,537
   10,250     New Century Energies Inc. ....................    8.75        03/01/22         10,972,933
    5,000     New York State Electric & Gas Corp. ..........    8.875       11/01/21          5,210,200
    5,204     Niagara Mohawk Power Corp. ...................    8.77        01/01/18          5,355,488
    5,000     Niagara Mohawk Power Corp. ...................    9.50        03/01/21          5,304,100
    5,000     Public Service Electric & Gas Co. ............    7.00        09/01/24          4,674,050
    5,000     Salton Sea Funding Corp. -- 144A** ...........    7.475       11/30/18          4,779,700
    5,000     Selkirk Cogen Funding Corp. ..................    8.98        06/26/12          5,348,850
    5,000     Texas Utilities Electric Co. .................    7.375       10/01/25          4,934,700
    5,000     Virginia Electric Power Co. ..................    8.625       10/01/24          5,306,900
    4,500     Western Resources Inc. .......................    7.125       08/01/09          4,465,575
    5,000     Wisconsin Power & Light Co. ..................    8.60        03/15/27          5,443,250
                                                                                         --------------
                                                                                            126,104,240
                                                                                         --------------
              Natural Gas (1.4%)
    5,000     ANR Pipeline Co. .............................    9.625       11/01/21          6,086,650
   10,000     Coastal Corp. ................................    9.625       05/15/12         11,979,700
    5,000     Colorado Interstate Gas Co. ..................   10.00        06/15/05          5,718,100
    4,750     Southwest Gas Corp. ..........................    8.00        08/01/26          4,729,813
    5,000     Transco Energy Co. ...........................    9.875       06/15/20          6,171,400
    5,000     Williams Companies, Inc. .....................    9.375       11/15/21          5,676,600
                                                                                         --------------
                                                                                             40,362,263
                                                                                         --------------
              Telecommunications (2.3%)
    5,000     AT&T Corp. ...................................    6.50        03/15/29          4,529,000
    6,000     British Sky Broadcasting Group, Inc.
              (United Kingdom) .............................    6.875       02/23/09          5,508,960
    5,000     Cable & Wireless Optus Ltd.
              (Australia) ..................................    8.125       06/15/09          5,061,250

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND
PORTFOLIO OF INVESTMENTS June 30, 1999 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                     COUPON       MATURITY
 THOUSANDS                                                      RATE          DATE             VALUE
---------------------------------------------------------------------------------------------------------
  $ 4,000     Century Telephone Enterprises, Inc. ..........    8.25%       05/01/24       $    4,068,200
    5,000     GTE Corp. ....................................    7.90        02/01/27            5,062,750
    5,000     GTE Corp. ....................................    6.94        04/15/28            4,750,750
    5,000     SBC Communications Inc. ......................    7.375       07/15/43            4,895,950
   10,000     Sprint Capital Corp. .........................    6.875       11/15/28            9,121,300
    5,000     Sprint Corp. .................................    9.25        04/15/22            5,893,300
    5,000     Telecomunicaciones de Puerto Rico ............    6.80        05/15/09            4,797,200
    5,000     Telephone & Data Systems, Inc. ...............   10.00        01/15/21            5,537,300
    5,000     Telephone & Data Systems, Inc. ...............    9.58        11/19/21            5,300,300
                                                                                           --------------
                                                                                               64,526,260
                                                                                           --------------
              TOTAL CORPORATE BONDS
              (Identified Cost $222,935,150)..........................................        230,992,763
                                                                                           --------------
              U.S. GOVERNMENT AGENCY (0.3%)
   25,000     U.S. Treasury Note Strip
              (Identified Cost $8,012,659)..................    0.00        08/15/19            7,013,500
                                                                                           --------------
              SHORT-TERM INVESTMENTS (a) (2.6%)
              U.S. GOVERNMENT AGENCIES
   44,300     Federal Home Loan Banks 4.60% due 07/01/99 .............................         44,300,000
   30,000     Federal National Mortgage Assoc. 4.85% due 07/06/99 ....................         29,979,792
                                                                                           --------------
              TOTAL SHORT-TERM INVESTMENTS
              (Amortized Cost $74,279,791)............................................         74,279,792
                                                                                           --------------
              TOTAL INVESTMENTS
              (Identified Cost $1,556,959,792) (b).....................        99.8%        2,808,922,677
              CASH AND OTHER ASSETS IN EXCESS OF
              LIABILITIES .............................................         0.2             6,884,816
                                                                              -----        --------------
              NET ASSETS ..............................................       100.0%       $2,815,807,493
                                                                              =====        ==============

---------------------
ADR   American Depository Receipt.
*     Non-income producing security.
**    Resale is restricted to qualified institutional investors.
(a) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $1,259,778,192 and the aggregate gross unrealized depreciation is $7,815,307, resulting in net unrealized appreciation of $1,251,962,885.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1999 (unaudited)

ASSETS :
Investments in securities, at value
  (identified cost $1,556,959,792).................................  $2,808,922,677
Cash ..............................................................       4,526,118
Receivable for :
   Investments sold ...............................................       5,722,235
   Dividends ......................................................       5,311,252
   Interest .......................................................       4,578,204
   Shares of beneficial interest sold .............................       2,191,115
   Foreign withholding taxes reclaimed ............................         179,646
Prepaid expenses and other assets .................................         113,309
                                                                     --------------
   TOTAL ASSETS ...................................................   2,831,544,556
                                                                     --------------
LIABILITIES :
Payable for :
   Investments purchased ..........................................       7,127,763
   Shares of beneficial interest repurchased ......................       3,548,801
   Plan of distribution fee .......................................       2,539,267
   Investment management fee ......................................       1,379,922
   Dividends and distributions to shareholders ....................       1,004,697
Accrued expenses and other payables ...............................         136,613
                                                                     --------------
   TOTAL LIABILITIES ..............................................      15,737,063
                                                                     --------------
   NET ASSETS .....................................................  $2,815,807,493
                                                                     ==============
COMPOSITION OF NET ASSETS :
Paid-in-capital ...................................................  $1,466,092,948
Net unrealized appreciation .......................................   1,251,962,885
Accumulated net investment loss ...................................        (618,710)
Accumulated undistributed net realized gain .......................      98,370,370
                                                                     --------------
   NET ASSETS .....................................................  $2,815,807,493
                                                                     ==============
CLASS A SHARES :
Net Assets ........................................................     $10,617,020
Shares Outstanding (unlimited authorized, $.01 par value) .........         533,862
   NET ASSET VALUE PER SHARE ......................................          $19.89
                                                                             ======
   MAXIMUM OFFERING PRICE PER SHARE,
    (net asset value plus 5.54% of net asset value) ...............          $20.99
                                                                             ======
CLASS B SHARES :
Net Assets ........................................................  $2,768,771,094
Shares Outstanding (unlimited authorized, $.01 par value) .........     138,930,528
   NET ASSET VALUE PER SHARE ......................................          $19.93
                                                                             ======
CLASS C SHARES :
Net Assets ........................................................      $9,585,307
Shares Outstanding (unlimited authorized, $.01 par value) .........         481,082
   NET ASSET VALUE PER SHARE ......................................          $19.92
                                                                             ======
CLASS D SHARES :
Net Assets ........................................................     $26,834,072
Shares Outstanding (unlimited authorized, $.01 par value) .........       1,350,541
   NET ASSET VALUE PER SHARE ......................................          $19.87
                                                                             ======

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the six months ended June 30, 1999 (unaudited)

NET INVESTMENT INCOME :
INCOME
Dividends (net of $285,875 foreign withholding tax).........  $ 35,971,353
Interest ...................................................    11,458,975
                                                              ------------
   TOTAL INCOME ............................................    47,430,328
                                                              ------------
EXPENSES
Plan of distribution fee (Class A shares) ..................         9,816
Plan of distribution fee (Class B shares) ..................    13,497,780
Plan of distribution fee (Class C shares) ..................        40,591
Investment management fee ..................................     7,387,062
Transfer agent fees and expenses ...........................     1,242,288
Shareholder reports and notices ............................       100,611
Custodian fees .............................................        61,869
Registration fees ..........................................        38,667
Professional fees ..........................................        31,731
Trustees' fees and expenses ................................         8,711
Other ......................................................        19,437
                                                              ------------
   TOTAL EXPENSES ..........................................    22,438,563
                                                              ------------
   NET INVESTMENT INCOME ...................................    24,991,765
                                                              ------------
NET REALIZED AND UNREALIZED GAIN :
Net realized gain ..........................................    98,594,047
Net change in unrealized appreciation ......................     9,618,881
                                                              ------------
   NET GAIN ................................................   108,212,928
                                                              ------------
NET INCREASE ...............................................  $133,204,693
                                                              ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE SIX       FOR THE YEAR
                                                              MONTHS ENDED          ENDED
                                                             JUNE 30, 1999    DECEMBER 31, 1998
-----------------------------------------------------------------------------------------------
                                                              (unaudited)
INCREASE (DECREASE) IN NET ASSETS :
OPERATIONS :
Net investment income ....................................  $   24,991,765     $   56,595,530
Net realized gain ........................................      98,594,047        132,906,441
Net change in unrealized appreciation ....................       9,618,881        323,997,946
                                                            --------------     --------------
   NET INCREASE ..........................................     133,204,693        513,499,917
                                                            --------------     --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM :
Net investment income
   Class A shares ........................................        (165,109)          (195,162)
   Class B shares ........................................     (26,546,245)       (56,213,582)
   Class C shares ........................................         (88,106)           (82,276)
   Class D shares ........................................        (395,461)          (680,717)
Net realized gain
   Class A shares ........................................         (53,810)          (481,447)
   Class B shares ........................................     (11,890,948)      (139,042,766)
   Class C shares ........................................         (40,699)          (285,747)
   Class D shares ........................................        (114,532)        (1,268,629)
                                                            --------------     --------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .....................     (39,294,910)      (198,250,326)
                                                            --------------     --------------
Net increase (decrease) from transactions in shares of
  beneficial interest ....................................     (71,510,966)        25,796,333
                                                            --------------     --------------
   NET INCREASE ..........................................      22,398,817        341,045,924
NET ASSETS :
Beginning of period ......................................   2,793,408,676      2,452,362,752
                                                            --------------     --------------
   END OF PERIOD
   (Including a net investment loss of $618,710 and
   undistributed net income of $1,584,446, respectively.)   $2,815,807,493     $2,793,408,676
                                                            ==============     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS June 30, 1999 (unaudited)


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Utilities Fund (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide current income and long-term growth of income and capital. The Fund seeks to achieve its objective by investing primarily in equity and fixed income securities of companies engaged in the public utilities industry. The Fund was organized as a Massachusetts business trust on December 8, 1987 and commenced operations on April 29, 1988. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market pursuant to the procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors, Inc. (the "Investment Manager"), that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain of the Fund's portfolio securities may be valued by an outside pricing service approved by the Trustees.

MORGAN STANLEY DEAN WITTER UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS June 30, 1999 (unaudited) continued


The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are amortized over the life of the respective securities. Dividend income and other distributions are recorded on the ex-dividend date. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

MORGAN STANLEY DEAN WITTER UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS June 30, 1999 (unaudited) continued


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.65% to the portion of daily net assets not exceeding $500 million; 0.55% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.525% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.50% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.475% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.45% to the portion of daily net assets exceeding $3.5 billion but not exceeding $5 billion; and 0.425% to the portion of daily net assets exceeding $5 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with

MORGAN STANLEY DEAN WITTER UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS June 30, 1999 (unaudited) continued


the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $47,430,198 at June 30, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended June 30, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.16% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended June 30, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares of $827,539 and received $242 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 1999 aggregated $184,619,657 and $225,066,644, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $7,829,500 and $9,470,745, respectively.

For the six months ended June 30, 1999, the Fund incurred $6,500 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund.

MORGAN STANLEY DEAN WITTER UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS June 30, 1999 (unaudited) continued


For the six months ended June 30, 1999, the Fund incurred brokerage commissions of $5,000 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended June 30, 1999 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,988. At June 30, 1999, the Fund had an accrued pension liability of $52,045 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                        FOR THE SIX                      FOR THE YEAR
                                                        MONTHS ENDED                        ENDED
                                                       JUNE 30, 1999                  DECEMBER 31, 1998
                                              ------------------------------    ------------------------------
                                                        (unaudited)
                                                  SHARES           AMOUNT           SHARES           AMOUNT
                                              -------------    -------------    -------------    -------------
CLASS A SHARES
Sold ......................................         139,032    $   2,669,416          471,524    $   8,460,496
Reinvestment of dividends and distributions          10,003          196,251           33,328          613,355
Redeemed ..................................        (153,953)      (3,039,338)        (176,648)      (3,093,414)
                                              -------------    -------------    -------------    -------------
Net increase (decrease) -- Class A ........          (4,918)        (173,671)         328,204        5,980,437
                                              -------------    -------------    -------------    -------------
CLASS B SHARES
Sold ......................................       7,227,062      139,761,436       19,178,545      349,176,866
Reinvestment of dividends and distributions       1,578,210       31,088,089        8,756,868      161,419,594
Redeemed ..................................     (12,718,546)    (245,926,159)     (27,729,620)    (500,666,327)
                                              -------------    -------------    -------------    -------------
Net increase (decrease) -- Class B ........      (3,913,274)     (75,076,634)         205,793        9,930,133
                                              -------------    -------------    -------------    -------------
CLASS C SHARES
Sold ......................................         206,570        3,995,389          315,427        5,761,324
Reinvestment of dividends and distributions           5,371          105,989           17,427          321,582
Redeemed ..................................         (69,938)      (1,355,561)         (76,154)      (1,373,522)
                                              -------------    -------------    -------------    -------------
Net increase -- Class C ...................         142,003        2,745,817          256,700        4,709,384
                                              -------------    -------------    -------------    -------------
CLASS D SHARES
Sold ......................................         359,960        6,811,538          442,423        8,058,763
Reinvestment of dividends and distributions          25,186          493,472          103,737        1,906,622
Acquisition of Dean Witter Retirement
  Series -- Utilities Series ..............              --               --          244,186        4,310,004
Redeemed ..................................        (332,106)      (6,311,488)        (499,814)      (9,099,010)
                                              -------------    -------------    -------------    -------------
Net increase -- Class D ...................          53,040          993,522          290,532        5,176,379
                                              -------------    -------------    -------------    -------------
Net increase (decrease) in Fund ...........      (3,723,149)   $ (71,510,966)       1,081,229    $  25,796,333
                                              =============    =============    =============    =============

MORGAN STANLEY DEAN WITTER UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS June 30, 1999 (unaudited) continued


6. FEDERAL INCOME TAX STATUS

As of December 31, 1998, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

7. ACQUISITION OF DEAN WITTER RETIREMENT SERIES -- UTILITIES SERIES

As of the close of business on September 11, 1998, the Fund acquired all the net assets of Dean Witter Retirement Series -- Utilities Series ("Retirement Utilities") pursuant to a plan of reorganization (the "Plan") approved by the shareholders of Retirement Utilities on August 19, 1998. The acquisition was accomplished by a tax-free exchange of 244,186 Class D shares of the Fund at a net asset value of $17.65 per share for 411,249 shares of Retirement Utilities. The net assets of the Fund and Retirement Utilities immediately before the acquisition were $2,422,836,927 and $4,310,004, respectively, including unrealized appreciation of $694,594 for Retirement Utilities. Immediately after the acquisition, the combined net assets of the Fund amounted to $2,427,146,931.

8. SUBSEQUENT EVENT

On August 4, 1999, the Fund's shareholders approved a change in the Fund's investment objective from current income and long-term growth of income and capital to capital appreciation and current income. The new objective was effective on August 5, 1999.

MORGAN STANLEY DEAN WITTER UTILITIES FUND
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                    FOR THE SIX                 FOR THE YEAR ENDED DECEMBER 31,
                                                   MONTHS ENDED       --------------------------------------------------------
                                                  JUNE 30, 1999++     1998++      1997*++      1996        1995        1994
------------------------------------------------------------------------------------------------------------------------------
                                                    (unaudited)
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period .............     $19.26         $17.04      $15.22      $15.15      $12.30      $14.34
                                                       ------         ------      ------      ------      ------      ------
Income (loss) from investment operations:
 Net investment income ...........................       0.18           0.40        0.50        0.56        0.58        0.63
 Net realized and unrealized gain (loss) .........       0.77           3.25        3.28        0.16        2.85       (2.04)
                                                       ------         ------      ------      ------      ------      ------
Total income (loss) from investment operations ...       0.95           3.65        3.78        0.72        3.43       (1.41)
                                                       ------         ------      ------      ------      ------      ------
Less dividends and distributions from:
 Net investment income ...........................      (0.19)         (0.41)      (0.51)      (0.58)      (0.58)      (0.61)
 Net realized gain ...............................      (0.09)         (1.02)      (1.45)      (0.07)         --       (0.02)
                                                       ------         ------      ------      ------      ------      ------
Total dividends and distributions ................      (0.28)         (1.43)      (1.96)      (0.65)      (0.58)      (0.63)
                                                       ------         ------      ------      ------      ------      ------
Net asset value, end of period ...................     $19.93         $19.26      $17.04      $15.22      $15.15      $12.30
                                                       ======         ======      ======      ======      ======      ======
TOTAL RETURN+ ....................................       4.93%(2)      21.95%      25.79%       4.99%      28.42%      (9.90)%

RATIOS TO AVERAGE NET ASSETS:
Expenses .........................................       1.67%(1)(3)    1.65%(1)    1.67%       1.64%       1.65%       1.64%
Net investment income ............................       1.81%(1)(3)    2.23%(1)    3.15%       3.63%       4.19%       4.67%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions ...........     $2,769         $2,752      $2,430      $2,677      $3,321      $2,827
Portfolio turnover rate ..........................          7%(2)          6%          6%          7%          9%         11%

-------------
* Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares held by certain employee benefit plans established by Dean Witter Reynolds Inc., have been designated Class B shares. Shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.

++ The per share amounts were computed using an average number of shares outstanding during the period.

+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

(2) Not annualized.

(3) Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND
FINANCIAL HIGHLIGHTS, continued

                                                                                                FOR THE PERIOD
                                                        FOR THE SIX           FOR THE YEAR      JULY 28, 1997*
                                                        MONTHS ENDED             ENDED              THROUGH
                                                       JUNE 30, 1999       DECEMBER 31, 1998   DECEMBER 31, 1997
----------------------------------------------------------------------------------------------------------------
                                                        (unaudited)
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ............          $19.22                $17.01             $15.89
                                                           ------                ------             ------
Income from investment operations:
 Net investment income ..........................            0.38                  0.54               0.27
 Net realized and unrealized gain ...............            0.65                  3.24               2.52
                                                           ------                ------             ------
Total income from investment operations .........            1.03                  3.78               2.79
                                                           ------                ------             ------
Less dividends and distributions from:
 Net investment income ..........................           (0.27)                (0.55)             (0.35)
 Net realized gain ..............................           (0.09)                (1.02)             (1.32)
                                                           ------                ------             ------
Total dividends and distributions ...............           (0.36)                (1.57)             (1.67)
                                                           ------                ------             ------
Net asset value, end of period ..................          $19.89                $19.22             $17.01
                                                           ======                ======             ======
TOTAL RETURN+ ...................................            5.38%(2)             22.86%             18.06%(2)

RATIOS TO AVERAGE NET ASSETS:
Expenses ........................................            0.83%(1)(3)           0.90%(1)           0.92%(3)
Net investment income ...........................            2.65%(1)(3)           2.98%(1)           4.05%(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........         $10,617                $10,357            $3,581
Portfolio turnover rate .........................               7%(2)                 6%                 6%

CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ............          $19.26                $17.06             $15.89
                                                           ------                ------             ------
Income from investment operations:
 Net investment income ..........................            0.35                  0.40               0.22
 Net realized and unrealized gain ...............            0.60                  3.25               2.51
                                                           ------                ------             ------
Total income from investment operations .........            0.95                  3.65               2.73
                                                           ------                ------             ------
Less dividends and distributions from:
 Net investment income ..........................           (0.20)                (0.43)             (0.24)
 Net realized gain ..............................           (0.09)                (1.02)             (1.32)
                                                           ------                ------             ------
Total dividends and distributions ...............           (0.29)                (1.45)             (1.56)
                                                           ------                ------             ------
Net asset value, end of period ..................          $19.92                $19.26             $17.06
                                                           ======                ======             ======
TOTAL RETURN+ ...................................            4.92%(2)             21.92%             17.67%(2)

RATIOS TO AVERAGE NET ASSETS:
Expenses ........................................            1.67%(1)(3)           1.65%(1)           1.69%(3)
Net investment income ...........................            1.81%(1)(3)           2.23%(1)           3.14%(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........          $9,585                $6,532             $1,405
Portfolio turnover rate .........................               7%(2)                 6%                 6%

--------------
*   The date shares were first issued.

+ The per share amounts were computed using an average number of shares outstanding during the period.

++ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

(2) Not annualized.

(3) Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND
FINANCIAL HIGHLIGHTS, continued


                                                                                               FOR THE PERIOD
                                                        FOR THE SIX          FOR THE YEAR      JULY 28, 1997*
                                                       MONTHS ENDED             ENDED              THROUGH
                                                       JUNE 30, 1999      DECEMBER 31, 1998   DECEMBER 31, 1997
---------------------------------------------------------------------------------------------------------------
                                                        (unaudited)
CLASS D SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ............         $19.21                $16.99             $15.89
                                                          ------                ------             ------
Income from investment operations:
 Net investment income ..........................           0.31                  0.58               0.22
 Net realized and unrealized gain ...............           0.73                  3.25               2.58
                                                          ------                ------             ------
Total income from investment operations .........           1.04                  3.83               2.80
                                                          ------                ------             ------
Less dividends and distributions from:
 Net investment income ..........................          (0.29)                (0.59)             (0.38)
 Net realized gain ..............................          (0.09)                (1.02)             (1.32)
                                                          ------                ------             ------
Total dividends and distributions ...............          (0.38)                (1.61)             (1.70)
                                                          ------                ------             ------
Net asset value, end of period ..................         $19.87                $19.21             $16.99
                                                          ======                ======             ======
TOTAL RETURN+ ...................................           5.41%(2)             23.21%             18.13%(2)

RATIOS TO AVERAGE NET ASSETS:
Expenses ........................................           0.67%(1)(3)           0.65%(1)           0.67%(3)
Net investment income ...........................           2.81%(1)(3)           3.23%(1)           4.21%(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........        $26,834               $24,920            $17,106
Portfolio turnover rate .........................              7%(2)                 6%                 6%

--------------
* The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class B to obtain the historical per share data and ratio information of their shares.

++ The per share amounts were computed using an average number of shares outstanding during the period.

+ Calculated based on the net asset value as of the last business day of the period.

(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

(2) Not annualized.

(3) Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

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






























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

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Edward F. Gaylor
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.



MORGAN STANLEY
DEAN WITTER
UTILITIES FUND


[Graphic]


SEMIANNUAL REPORT
JUNE 30, 1999